SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other current liabilities:
Director fees	$ 11	$ 10
Trade payables	29	63
Accrued expenses and other	144	55
Other current liabilities	184	128
Financial expenses:
Loss from change in fair value of investment in BioCancell and sale of BioCancell shares	(245)		(799)
Other	(7)
Financial expenses	(252)		(799)
Financial income:
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net			19
Income from change in fair value of investment in BioCancell and sale of BioCancell shares		574
Interest on convertible note			622
Other	12	5
Financial income	12	579	641
Financial income (expenses), net	$ (240)	$ 579	$ (158)